PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deductible input VAT	636,923	747,067	108,315
Prepaid rental and deposits	234,885	169,485	24,573
Prepayments for materials and advertising fees	79,332	108,638	15,751
Interest receivables	4,360	204	30
Others	88,507	52,325	7,587

	1,044,007	1,077,719	156,256